Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies Policy [Abstract]
Schedule of Depreciation Rate Class of Asset

The depreciation rate for each class of asset during the current and comparative period are as follows:

Rate
Computer equipment	30%
Computer equipment – Bitcoin rigs	75%
Furniture and fixtures	20%
Leasehold improvements	Term of lease

Schedule of Intangible Assets Estimated Useful Lives	Amortization is recorded at rates intended to amortize the cost of the intangible assets over their estimated useful lives as follows:
Rate
Software - Internally generated	5 years straight line
Software - Acquired	30% declining balance